TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2019
Trade and other current receivables [abstract]
TRADE RECEIVABLES, NET

Note 7: - Trade Receivables, Net

	December 31,
	2019	2018
	U.S. Dollars in thousands
Open accounts:
In NIS	$8,357	$6,780
In USD	14,920	20,814
	$23,277	$27,594
Checks receivable	-	80

	$23,277	$27,674
Less allowance for doubtful accounts(1)	(67)	-

Total Trade receivables, net	$23,210	$27,674

(1)	Allowance for doubtful accounts:

December 31, 2018	-
Provision for the year	(67)
December 31, 2019	(67)

An analysis of past due but not impaired trade receivables with reference to reporting date:

	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days		Total
December 31, 2019	$22,617	$469	$25	$33	$65	$68	(1)	$23,277
December 31, 2018	$27,215	$337	$15	$15	$6	$6		$27,594

(1)	$67 thousands of the over 121 days balance is provided for as allowance for doubtful accounts.